ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other

US$ MILLIONS	2022	2021
Current:
Accounts receivable	$2,276	$1,847
Finance lease receivables	37	29
Prepayments & other assets	315	328
Total current	$2,628	$2,204

Non-current:
Finance lease receivables	$1,000	$667
Restricted cash(1)	104	127
Accounts receivable	59	35
Other assets	361	312
Total non-current	$1,524	$1,141

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.

Disclosure of maturity analysis of finance lease payments receivable
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2022:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$172	$170	$169	$167	$165	$1,552	$2,395
Operating lease receivables	395	328	307	287	265	969	2,551
Total lease receivables	$567	$498	$476	$454	$430	$2,521	$4,946
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2021:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$128	$127	$126	$124	$122	$1,040	$1,667
Operating lease receivables	361	350	308	284	260	1,289	2,852
Total lease receivables	$489	$477	$434	$408	$382	$2,329	$4,519

Disclosure of maturity analysis of operating lease payments
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2022:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$172	$170	$169	$167	$165	$1,552	$2,395
Operating lease receivables	395	328	307	287	265	969	2,551
Total lease receivables	$567	$498	$476	$454	$430	$2,521	$4,946
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2021:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$128	$127	$126	$124	$122	$1,040	$1,667
Operating lease receivables	361	350	308	284	260	1,289	2,852
Total lease receivables	$489	$477	$434	$408	$382	$2,329	$4,519